Cash and cash equivalents	12 Months Ended
Mar. 31, 2018
Cash and cash equivalents [abstract]
Cash and cash equivalents
Cash and cash equivalents

Cash and cash equivalents include cash balances, together with short-term investments with an original maturity of less than three months that are readily convertible to cash.

Net cash and cash equivalents reflected in the cash flow statement are net of bank overdrafts, which are reported in borrowings. The carrying amounts of cash and cash equivalents and bank overdrafts approximate their fair values.

Cash at bank earns interest at floating rates based on daily bank deposit rates. Short-term deposits are made for periods varying between one day and three months, depending on the immediate cash requirements, and earn interest at the respective short-term deposit rates.

Net cash and cash equivalents held in currencies other than sterling have been converted into sterling at year-end exchange rates. For further information on currency exposures, refer to note 30(d).

	2018	2017
	£m	£m
Cash at bank	54	199
Short-term deposits	275	940
Cash and cash equivalents	329	1,139